PROFITS INTEREST UNITS -Summary of the activity for all PIUs (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2021	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-Average Grant Date Fair Value
Balance at beginning	$ 0.43			$ 0.41
Weighted average grant date fair, Granted			$ 0.60	0.38
Weighted average grant date fair, Forfeited			0.35	$ 0.41
Balance at ending			$ 0.43
Performance-vesting Units
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	27,424,962	26,158,894	21,734,170
Granted			7,843,107
Forfeited	(1,266,068)		(2,152,315)
Converted at IPO in connection with the Reorganization		(26,158,894)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	26,158,894		27,424,962	21,734,170
Weighted-Average Grant Date Fair Value
Balance at beginning			$ 0.60
Weighted average grant date fair, Granted			0.35
Weighted average grant date fair, Forfeited	$ 0.34		$ 0.43
Weighted average grant date fair, Converted at IPO in connection with the Reorganization		$ 0.43
Balance at ending				$ 0.60